UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

ALLIANCEBERNSTEIN MULTI-MANAGER

ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Multi Manager Alternative Fund

Portfolio of Investments

June 30, 2013

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Cadian Offshore Fund, Ltd.	$18,710,531	3.9%	Semi-Annual
Coatue Offshore Fund, Ltd.	14,865,343	3.1	Quarterly
Criterion Horizons Offshore, Ltd.	17,372,182	3.6	Monthly
Luminus Energy Partners Ltd.	15,932,845	3.3	Quarterly
Nokota Capital Offshore Fund, Ltd.	17,075,616	3.6	Quarterly
Pershing Square International, Ltd.	13,042,475	2.7	Quarterly
Sheffield International Partners, Ltd.	15,201,875	3.2	Biennially
The Egerton European Dollar Fund Limited	13,729,227	2.9	Monthly
Tybourne Equity Offshore Fund, Ltd.	19,478,365	4.1	Quarterly
Wellington Management Investors (Bermuda), Ltd.	14,040,031	3.0	Semi-Annual
White Elm Capital Offshore, Ltd.	13,064,351	2.7	Semi-Annual

Total	172,512,841	36.1

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	19,159,127	4.0	Quarterly
CQS Directional Opportunities Fund, Ltd.	14,600,201	3.1	Monthly
Empyrean Capital Overseas Fund, Ltd.	9,526,873	2.0	Quarterly
Fir Tree International Value Fund, Ltd.	19,037,157	4.0	Quarterly
King Street Capital, Ltd.	15,548,962	3.3	Quarterly
Luxor Capital Partners Offshore, Ltd.	15,774,521	3.3	Anniversary
Senator Global Opportunity Offshore Fund, Ltd.	17,724,711	3.7	Quarterly
Third Point Offshore Fund, Ltd.	21,735,262	4.5	Quarterly

Total	133,106,814	27.9

Credit/Distressed
Claren Road Credit Fund, Ltd.	20,987,443	4.4	Monthly
Halcyon Offshore Asset-Backed Value Fund, Ltd.	12,547,625	2.6	Quarterly
Oaktree Value Opportunities (Cayman) Fund, Ltd.	8,603,993	1.8	Semi-Annual
Panning Overseas Fund, Ltd.	14,770,500	3.1	Quarterly
Saba Capital Offshore Fund, Ltd.	14,026,189	2.9	Quarterly
Silver Point Capital Offshore Fund, Ltd.	18,421,340	3.9	Annual
Stone Lion Fund, Ltd.	11,848,326	2.5	Quarterly

Total	101,205,416	21.2

Global Macro
Brevan Howard Multi-Strategy Fund Limited	17,998,932	3.8	Monthly
MKP Opportunity Offshore, Ltd.	18,836,621	3.9	Monthly

Total	36,835,553	7.7

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	21,947,468	4.6	Semi-Annual
Spinnaker Global Emerging Markets Holdings, Ltd.	14,157,970	3.0	Annual

Total	36,105,438	7.6

Total Investments (cost $458,000,000) (a)	479,766,062	100.5
Liabilities in excess of other assets	(2,614,326)	(0.5)

Net Assets	$477,151,736	100.0%

(a)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,286,099 and gross unrealized depreciation of investments was $(1,520,037), resulting in net unrealized appreciation of $21,766,062.

PORTFOLIO OF INVESTMENTS (continued)

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Funds seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 180 day redemption notice periods. The Underlying Portfolios have Monthly to semi-annual liquidity. Certain Underlying Portfolios may have lock up periods of up to five years as of June 30, 2013.

Credit/Distressed Funds invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. The Underlying Portfolios have monthly to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to three years as of June 30, 2013.

Event Driven Funds seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 180 day redemption notice periods. The Underlying Portfolios have monthly to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to two years as of June, 2013.

Emerging Markets Funds may invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to
60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to three years as of June 30, 2013.

Global Macro Funds aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly liquidity. Certain Underlying Portfolios may have lock up periods of up to two years as of June 30, 2013.

AllianceBernstein Multi Manager Alternative Fund

June 30, 2013 (unaudited)

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each Fund investment in an Underlying Portfolio is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•

Level 2—other significant observable inputs (including the Fund’s ability to redeem from an Underlying Portfolio within the near term of the reporting date at fair value); for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including those investments in Underlying Portfolios which have restrictions on redemptions due to lock-up periods or redemption restrictions such that the Fund cannot redeem within the near term of the reporting date).

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Underlying Portfolios:
Long/Short Equity	$	– 0	–	$31,101,409		$141,411,432		$172,512,841
Event Driven		– 0	–	36,335,463		96,771,351		133,106,814
Credit/Distressed		– 0	–	33,535,068		67,670,348		101,205,416
Global Macro		– 0	–	36,835,553		– 0	–	36,835,553
Emerging Markets		– 0	–	– 0	–	36,105,438		36,105,438

Total Investments in Securities	$	– 0	–	$137,807,493		$341,958,569		$479,766,062

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long/Short Equity		Event Driven		Credit/Distressed
Balance as of 3/31/13	$88,043,362		$65,890,112		$40,795,432
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(631,930)		1,881,239		874,916
Purchases	54,000,000		38,032,316		29,000,000
Sales	– 0	–	(9,032,316)		(3,000,000)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/13	$141,411,432		$96,771,351		$67,670,348

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(631,930)		$1,881,239		$874,916

	Emerging Markets		Total
Balance as of 3/31/13	$26,058,029		$220,786,935
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	47,409		2,171,634
Purchases	12,000,000		133,032,316
Sales	(2,000,000)		(14,032,316)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$36,105,438		$341,958,569

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$47,409		$2,171,634

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date: August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date: August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 22, 2013